Depreciation and Amortization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Depreciation and Amortization [Abstract]
Depreciation and amortization expenses excluded from operating expenses

	Three months ended March 31,
	2012	2011
Direct advertising expenses	$68,235	$69,571
General and administrative expenses	976	1,011
Corporate expenses	3,162	3,291

	$72,373	$73,873

	Year Ended December 31,
	2011	2010	2009
Direct expenses	$283,720	$297,517	$318,561
General and administrative expenses	4,224	5,033	6,528
Corporate expenses	11,695	10,153	11,636

	$299,639	$312,703	$336,725